Financial Instruments - Concentration of Credit Risk (Table) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
BP Gas Marketing Limited ("BP") [Member]
Concentration Risk, Percentage	21.00%	31.00%	45.00%
Cheniere Marketing International LLP ("Cheniere") [Member]
Concentration Risk, Percentage	15.00%	23.00%	27.00%
Hapaq-Lloyd Aktiengesellschaft ("Hapaq-Lloyd") [Member]
Concentration risk	12%	15%	Below 10%
Hartree Partners Power & Gas Company (UK) Limited ("Hartree") [Member]
Concentration Risk, Percentage	11.00%	15.00%
Engie Energy Marketing Singapore Pte Ltd ("Engie") [Member]
Concentration risk	Below 10%	10%	14%
Qatar Energy Trading LLC ("Qatar Energy Trading") [Member]
Concentration risk	11%	Below 10%